Investment Securities - Gross Unrealized Losses and Fair Value of Company's Investment Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	$ 5,462
Unrealized Losses Less Than 12 Months	(21)
Fair Value 12 Months or Greater	8,295
Unrealized Losses 12 Months or Greater	(175)
Fair Value Total	13,757
Unrealized Losses Total	(196)
Fair Value Less Than 12 Months	5,199
Unrealized Losses Less Than 12 Months	(33)
Fair Value 12 Months or Greater	9,665
Unrealized Losses 12 Months or Greater	(310)
Fair Value Total	14,864
Unrealized Losses Total	(343)
Mortgage-Backed Securities Residential [Member] | Agency [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	5,276
Unrealized Losses Less Than 12 Months	(19)
Fair Value 12 Months or Greater	7,283
Unrealized Losses 12 Months or Greater	(157)
Fair Value Total	12,559
Unrealized Losses Total	(176)
Fair Value Less Than 12 Months	4,913
Unrealized Losses Less Than 12 Months	(31)
Fair Value 12 Months or Greater	8,203
Unrealized Losses 12 Months or Greater	(213)
Fair Value Total	13,116
Unrealized Losses Total	(244)
Mortgage-Backed Securities Residential [Member] | Non-Agency Prime [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	106
Unrealized Losses Less Than 12 Months	(1)
Fair Value 12 Months or Greater	70
Unrealized Losses 12 Months or Greater	(2)
Fair Value Total	176
Unrealized Losses Total	(3)
Mortgage-Backed Securities Residential [Member] | Non-Agency Non-Prime [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	17
Fair Value 12 Months or Greater	21
Unrealized Losses 12 Months or Greater	(1)
Fair Value Total	38
Unrealized Losses Total	(1)
U.S. Treasury and Agencies [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	184
Unrealized Losses Less Than 12 Months	(1)
Fair Value 12 Months or Greater	986
Unrealized Losses 12 Months or Greater	(17)
Fair Value Total	1,170
Unrealized Losses Total	(18)
Fair Value Less Than 12 Months	100
Fair Value 12 Months or Greater	741
Unrealized Losses 12 Months or Greater	(4)
Fair Value Total	841
Unrealized Losses Total	(4)
Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value 12 Months or Greater	6
Fair Value Total	6
Fair Value Less Than 12 Months	4
Fair Value 12 Months or Greater	23
Unrealized Losses 12 Months or Greater	(1)
Fair Value Total	27
Unrealized Losses Total	(1)
Obligations of State and Political Subdivisions [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	2
Unrealized Losses Less Than 12 Months	(1)
Fair Value Total	2
Unrealized Losses Total	(1)
Fair Value Less Than 12 Months	53
Unrealized Losses Less Than 12 Months	(1)
Fair Value 12 Months or Greater	104
Fair Value Total	157
Unrealized Losses Total	(1)
Other Debt Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value 12 Months or Greater	20
Unrealized Losses 12 Months or Greater	(1)
Fair Value Total	20
Unrealized Losses Total	(1)
Obligations of Foreign Governments [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	6
Fair Value Total	6
Corporate Debt Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value 12 Months or Greater	429
Unrealized Losses 12 Months or Greater	(79)
Fair Value Total	429
Unrealized Losses Total	(79)
Perpetual Preferred Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value 12 Months or Greater	74
Unrealized Losses 12 Months or Greater	(10)
Fair Value Total	74
Unrealized Losses Total	$ (10)